Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	BOSTON TRUST WALDEN FUNDS
Entity Central Index Key	0000882748
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2019
Document Effective Date	Nov. 15, 2019
Prospectus Date	Nov. 15, 2019
Boston Trust Small Cap Fund | Boston Trust Small Cap Fund
Prospectus:
Trading Symbol	BOSOX